Shareholder Report	6 Months Ended	105 Months Ended	120 Months Ended
	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	WILLIAMSBURG INVESTMENT TRUST
Entity Central Index Key	0000842512
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000004223
Shareholder Report [Line Items]
Fund Name	The Jamestown Equity Fund
Trading Symbol	JAMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Jamestown Equity Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/jamestown/. You can also request this information by contacting us at (866) 738-1126.
Additional Information Phone Number	(866) 738-1126
Additional Information Website	https://funddocs.filepoint.com/jamestown/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Jamestown Equity Fund (The)	$50	0.95%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Jamestown Equity Fund (The)	S&P 500® Index
Sep-2014	$10,000	$10,000
Sep-2015	$9,431	$9,939
Sep-2016	$10,227	$11,472
Sep-2017	$11,779	$13,607
Sep-2018	$13,759	$16,044
Sep-2019	$14,206	$16,727
Sep-2020	$16,516	$19,260
Sep-2021	$21,921	$25,040
Sep-2022	$18,521	$21,165
Sep-2023	$22,714	$25,741
Sep-2024	$31,104	$35,098

Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Jamestown Equity Fund (The)	11.30%	36.93%	16.97%	12.02%
S&P 500® Index	10.42%	36.35%	15.98%	13.38%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 58,564,114	$ 58,564,114	$ 58,564,114
Holdings Count | Holding	54	54	54
Advisory Fees Paid, Amount	$ 177,741
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$58,564,114 Number of Portfolio Holdings54 Advisory Fee (net of waivers)$177,741 Portfolio Turnover3%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	87.0%
Exchange-Traded Funds	10.5%
Money Market Funds	2.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.
C000004216
Shareholder Report [Line Items]
Fund Name	The Government Street Equity Fund
Trading Symbol	GVEQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Government Street Equity Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/govstreet/. You can also request this information by contacting us at (866) 738-1125.
Additional Information Phone Number	(866) 738-1125
Additional Information Website	https://funddocs.filepoint.com/govstreet/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Street Equity Fund (The)	$45	0.85%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Government Street Equity Fund (The)	S&P 500® Index
Sep-2014	$10,000	$10,000
Sep-2015	$9,848	$9,939
Sep-2016	$10,763	$11,472
Sep-2017	$12,669	$13,607
Sep-2018	$14,781	$16,044
Sep-2019	$15,383	$16,727
Sep-2020	$18,375	$19,260
Sep-2021	$23,643	$25,040
Sep-2022	$20,024	$21,165
Sep-2023	$23,798	$25,741
Sep-2024	$33,408	$35,098

Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Government Street Equity Fund (The)	12.30%	40.38%	16.78%	12.82%
S&P 500® Index	10.42%	36.35%	15.98%	13.38%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 93,271,004	$ 93,271,004	$ 93,271,004
Holdings Count | Holding	78	78	78
Advisory Fees Paid, Amount	$ 259,629
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$93,271,004 Number of Portfolio Holdings78 Advisory Fee $259,629 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	90.1%
Exchange-Traded Funds	6.0%
Money Market Funds	3.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.
C000004221
Shareholder Report [Line Items]
Fund Name	The Government Street Opportunities Fund
Trading Symbol	GVMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Government Street Opportunities Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/govstreet/. You can also request this information by contacting us at (866) 738-1125.
Additional Information Phone Number	(866) 738-1125
Additional Information Website	https://funddocs.filepoint.com/govstreet/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Street Opportunities Fund (The)	$52	1.03%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.03%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Government Street Opportunities Fund (The)	Russell 3000® Total Return Index	S&P MidCap 400® Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$10,174	$9,951	$10,140
Sep-2016	$11,605	$11,440	$11,694
Sep-2017	$13,887	$13,579	$13,742
Sep-2018	$15,689	$15,967	$15,695
Sep-2019	$16,608	$16,433	$15,304
Sep-2020	$17,765	$18,898	$14,973
Sep-2021	$24,521	$24,921	$21,514
Sep-2022	$21,611	$20,528	$18,233
Sep-2023	$24,832	$24,729	$21,062
Sep-2024	$31,851	$33,432	$26,703

Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Government Street Opportunities Fund (The)	3.56%	28.26%	13.91%	12.28%
Russell 3000® Total Return Index	9.65%	35.19%	15.26%	12.83%
S&P MidCap 400® Index	3.26%	26.79%	11.78%	10.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 77,122,777	$ 77,122,777	$ 77,122,777
Holdings Count | Holding	85	85	85
Advisory Fees Paid, Amount	$ 276,114
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$77,122,777 Number of Portfolio Holdings85 Advisory Fee $276,114 Portfolio Turnover4%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	83.9%
Exchange-Traded Funds	11.8%
Money Market Funds	4.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.
C000004218
Shareholder Report [Line Items]
Fund Name	Davenport Core Leaders Fund
Trading Symbol	DAVPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Davenport Core Leaders Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.investdavenport.com/davenport-asset-management/documents-applications/. You can also request this information by contacting us at (800) 281-3217.
Additional Information Phone Number	(800) 281-3217
Additional Information Website	https://www.investdavenport.com/davenport-asset-management/documents-applications/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davenport Core Leaders Fund	$45	0.86%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Davenport Core Leaders Fund	S&P 500® Index
Sep-2014	$10,000	$10,000
Sep-2015	$10,206	$9,939
Sep-2016	$11,341	$11,472
Sep-2017	$13,273	$13,607
Sep-2018	$15,041	$16,044
Sep-2019	$16,269	$16,727
Sep-2020	$17,804	$19,260
Sep-2021	$22,372	$25,040
Sep-2022	$17,977	$21,165
Sep-2023	$21,961	$25,741
Sep-2024	$29,913	$35,098

Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Davenport Core Leaders Fund	8.63%	36.21%	12.95%	11.58%
S&P 500® Index	10.42%	36.35%	15.98%	13.38%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 1,077,625,299	$ 1,077,625,299	$ 1,077,625,299
Holdings Count | Holding	41	41	41
Advisory Fees Paid, Amount	$ 3,775,356
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,077,625,299 Number of Portfolio Holdings41 Advisory Fee $3,775,356 Portfolio Turnover8%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.2%
Money Market Funds	1.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.
C000094748
Shareholder Report [Line Items]
Fund Name	Davenport Value & Income Fund
Trading Symbol	DVIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Davenport Value & Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.investdavenport.com/davenport-asset-management/documents-applications/. You can also request this information by contacting us at (800) 281-3217.
Additional Information Phone Number	(800) 281-3217
Additional Information Website	https://www.investdavenport.com/davenport-asset-management/documents-applications/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davenport Value & Income Fund	$45	0.87%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Davenport Value & Income Fund	S&P 500® Index	Russell 1000® Value Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$9,955	$9,939	$9,558
Sep-2016	$11,422	$11,472	$11,105
Sep-2017	$13,208	$13,607	$12,785
Sep-2018	$14,331	$16,044	$13,993
Sep-2019	$14,692	$16,727	$14,553
Sep-2020	$14,147	$19,260	$13,822
Sep-2021	$18,269	$25,040	$18,661
Sep-2022	$15,938	$21,165	$16,540
Sep-2023	$17,368	$25,741	$18,929
Sep-2024	$21,820	$35,098	$24,183

Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Davenport Value & Income Fund	8.81%	25.63%	8.23%	8.11%
S&P 500® Index	10.42%	36.35%	15.98%	13.38%
Russell 1000® Value Index	7.06%	27.76%	10.69%	9.23%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 916,488,192	$ 916,488,192	$ 916,488,192
Holdings Count | Holding	43	43	43
Advisory Fees Paid, Amount	$ 3,226,695
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$916,488,192 Number of Portfolio Holdings43 Advisory Fee $3,226,695 Portfolio Turnover14%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.6%
Money Market Funds	3.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.
C000094749
Shareholder Report [Line Items]
Fund Name	Davenport Equity Opportunities Fund
Trading Symbol	DEOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Davenport Equity Opportunities Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.investdavenport.com/davenport-asset-management/documents-applications/. You can also request this information by contacting us at (800) 281-3217.
Additional Information Phone Number	(800) 281-3217
Additional Information Website	https://www.investdavenport.com/davenport-asset-management/documents-applications/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davenport Equity Opportunities Fund	$43	0.87%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Davenport Equity Opportunities Fund	S&P 500® Index	Russell Midcap® Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$10,243	$9,939	$9,975
Sep-2016	$11,224	$11,472	$11,397
Sep-2017	$12,930	$13,607	$13,143
Sep-2018	$14,036	$16,044	$14,980
Sep-2019	$16,506	$16,727	$15,458
Sep-2020	$17,920	$19,260	$16,161
Sep-2021	$24,102	$25,040	$22,320
Sep-2022	$18,891	$21,165	$17,991
Sep-2023	$22,516	$25,741	$20,410
Sep-2024	$28,280	$35,098	$26,396

Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Davenport Equity Opportunities Fund	-1.46%	25.60%	11.37%	10.96%
S&P 500® Index	10.42%	36.35%	15.98%	13.38%
Russell Midcap® Index	5.56%	29.33%	11.30%	10.19%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 899,958,597	$ 899,958,597	$ 899,958,597
Holdings Count | Holding	31	31	31
Advisory Fees Paid, Amount	$ 3,202,065
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$899,958,597 Number of Portfolio Holdings31 Advisory Fee $3,202,065 Portfolio Turnover12%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.2%
Money Market Funds	3.8%

Material Fund Change Expenses [Text Block]

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.
C000150331
Shareholder Report [Line Items]
Fund Name	Davenport Small Cap Focus Fund
Trading Symbol	DSCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Davenport Small Cap Focus Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.investdavenport.com/davenport-asset-management/documents-applications/. You can also request this information by contacting us at (800) 281-3217.
Additional Information Phone Number	(800) 281-3217
Additional Information Website	https://www.investdavenport.com/davenport-asset-management/documents-applications/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davenport Small Cap Focus Fund	$43	0.88%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.88%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Davenport Small Cap Focus Fund	Russell 2000® Total Return Index	S&P 500® Index
Dec-2014	$10,000	$10,000	$10,000
Sep-2015	$9,089	$9,227	$9,471
Sep-2016	$10,660	$10,654	$10,933
Sep-2017	$13,056	$12,864	$12,967
Sep-2018	$14,173	$14,824	$15,290
Sep-2019	$14,883	$13,507	$15,940
Sep-2020	$17,363	$13,559	$18,355
Sep-2021	$23,633	$20,024	$23,863
Sep-2022	$19,481	$15,319	$20,170
Sep-2023	$23,417	$16,687	$24,531
Sep-2024	$26,722	$21,152	$33,448

Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (December 31, 2014)
Davenport Small Cap Focus Fund	-5.79%	14.11%	12.42%	10.61%
S&P 500® Index	10.42%	36.35%	15.98%	13.19%
Russell 2000® Total Return Index	5.69%	26.76%	9.39%	7.99%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date			Dec. 31, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 986,891,942	$ 986,891,942	$ 986,891,942
Holdings Count | Holding	33	33	33
Advisory Fees Paid, Amount	$ 3,588,881
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$986,891,942 Number of Portfolio Holdings33 Advisory Fee $3,588,881 Portfolio Turnover16%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.3%
Exchange-Traded Funds	2.7%
Money Market Funds	3.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.
C000164143
Shareholder Report [Line Items]
Fund Name	Davenport Balanced Income Fund
Trading Symbol	DBALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Davenport Balanced Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.investdavenport.com/davenport-asset-management/documents-applications/. You can also request this information by contacting us at (800) 281-3217.
Additional Information Phone Number	(800) 281-3217
Additional Information Website	https://www.investdavenport.com/davenport-asset-management/documents-applications/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davenport Balanced Income Fund	$48	0.93%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Davenport Balanced Income Fund	60% Russell 1000 Value/40% Bloomberg U.S. Interm. Govt/Credit	Bloomberg U.S. Intermediate Government/Credit Index	Morningstar US Moderate Target Allocation NR (USD)	Russell 1000 Value Total Return	S&P 500 Index
Dec-2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
Sep-2016	$10,693	$10,778	$10,424	$10,667	$11,000	$10,784
Sep-2017	$11,676	$11,752	$10,447	$11,839	$12,663	$12,790
Sep-2018	$12,168	$12,369	$10,347	$12,833	$13,860	$15,081
Sep-2019	$12,723	$13,125	$11,192	$13,533	$14,414	$15,723
Sep-2020	$12,618	$13,140	$11,899	$14,938	$13,690	$18,105
Sep-2021	$14,947	$15,761	$11,851	$17,475	$18,483	$23,537
Sep-2022	$13,401	$14,090	$10,650	$14,616	$16,383	$19,895
Sep-2023	$14,125	$15,456	$10,884	$16,552	$18,748	$24,196
Sep-2024	$16,775	$18,586	$11,913	$20,518	$23,953	$32,992

Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (December 31, 2015)
Davenport Balanced Income Fund	6.89%	18.76%	5.68%	6.09%
60% Russell 1000 Value/40% Bloomberg U.S. Interm. Govt/Credit	6.20%	20.25%	7.21%	7.34%
Bloomberg U.S. Intermediate Government/Credit Index	4.83%	9.45%	1.26%	2.02%
Morningstar US Moderate Target Allocation NR (USD)	7.63%	23.96%	8.68%	8.56%
Russell 1000 Value Total Return	7.06%	27.76%	10.69%	10.50%
S&P 500 Index	10.42%	36.35%	15.98%	14.61%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Dec. 31, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 241,743,496	$ 241,743,496	$ 241,743,496
Holdings Count | Holding	78	78	78
Advisory Fees Paid, Amount	$ 859,296
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$241,743,496 Number of Portfolio Holdings78 Advisory Fee $859,296 Portfolio Turnover11%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	57.8%
Corporate Bonds	30.2%
Money Market Funds	3.6%
Municipal Bonds	1.1%
U.S. Treasury Obligations	7.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.
C000246245
Shareholder Report [Line Items]
Fund Name	Davenport Insider Buying Fund
Trading Symbol	DBUYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Davenport Insider Buying Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.investdavenport.com/davenport-asset-management/documents-applications/. You can also request this information by contacting us at (800) 281-3217.
Additional Information Phone Number	(800) 281-3217
Additional Information Website	https://www.investdavenport.com/davenport-asset-management/documents-applications/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davenport Insider Buying Fund	$51	1.02%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.02%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Davenport Insider Buying Fund	Russell 1000® Value Index	S&P 500® Index
Nov-2023	$10,000	$10,000	$10,000
Sep-2024	$11,307	$12,314	$12,762

Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	Since Inception (November 30, 2023)
Davenport Insider Buying Fund	-0.22%	13.07%
S&P 500® Index	10.42%	27.62%
Russell 1000® Value Index	7.06%	23.14%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date			Nov. 30, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 95,612,654	$ 95,612,654	$ 95,612,654
Holdings Count | Holding	38	38	38
Advisory Fees Paid, Amount	$ 327,431
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$95,612,654 Number of Portfolio Holdings38 Advisory Fee $327,431 Portfolio Turnover31%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.1%
Money Market Funds	3.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.